Document And Entity Information - USD ($)	6 Months Ended
	Jun. 30, 2016	Aug. 12, 2016	Jun. 30, 2015
Document Information [Line Items]
Entity Registrant Name	TOWERSTREAM CORP
Entity Central Index Key	0001349437
Trading Symbol	twer
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)		4,549,006
Entity Public Float			$ 108,303,532
Document Type	S-1/A
Document Period End Date	Jun. 30, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q2
Amendment Flag	true
Amendment Description	Second amendment to the S-1.